Financial risks	12 Months Ended
Dec. 31, 2021
Financial risks
Financial risks

Note 30 - Financial risks

Zealand is exposed to various financial risks, including foreign exchange rate risk, interest rate risk, credit risk and liquidity risk.

The objective of Zealand’s financial management policy is to reduce the Group’s sensitivity to fluctuations in exchange rates, interest rates, credit rating and liquidity. Zealand’s financial management policy has been endorsed by Zealand’s Audit Committee and ultimately approved by Zealand’s Board of Directors.

Capital structure

Zealand aims to have an adequate capital structure in relation to the underlying operating results and research and development projects, so that it is always possible to provide sufficient capital to support operations and long-term growth targets. We refer to Note 2.

Exchange rate risk

Most of Zealand’s financial transactions are in DKK, USD and EUR.

Due to Denmark’s long-standing fixed exchange rate policy vis-à-vis the EUR, Zealand has evaluated that there is no material transaction exposure or exchange rate risk regarding transactions in EUR.

Zealand’s milestone payments have been agreed in foreign currencies, namely USD and EUR. However, as milestone payments are unpredictable in terms of timing, the payments are not included in the basic exchange rate risk evaluation.

Currency exposures regarding our US activities are managed by having revenue and expenses in the same currency.

As Zealand conducts clinical trials and toxicology studies around the world, Zealand will be exposed to exchange rate risks associated with the denominated currency, which is primarily USD based on volume and fluctuations against DKK. To date, Zealand’s policy has been to manage the transaction and transla-tion risk associated with the USD passively, placing the revenue received from milestone payments in USD in a USD account for future payment of Zealand’s expenses denominated in USD, covering payments for the next 12-24 months and thus matching Zealand’s assets with its liabilities.

As of December 31, 2021, Zealand holds DKK 862.9 million (2020: DKK 568.4 million) of its cash in USD. Additionally, Zealand has a financial debt of DKK 656.1 million denominated in USD.

Interest rate risk

Zealand has a policy of avoiding financial instruments that expose the Group to any unintended financial risks.

During 2021, all cash has been held in current bank accounts in USD, EUR and DKK. Interest rates on bank deposits in DKK and EUR have been negative since 2018, while USD accounts have generated a low level of interest income.

During 2021 and 2020, Zealand has invested in low-risk marketable securities. The Group’s marketable securities portfolio comprises bonds in Danish kroner. The average weighted duration of the bond portfo- lio on the statement of financial position date was 3 years in both years.

Note 30 - Financial risks (continued)

As of December 31, 2021, Zealand has borrowings amounting to DKK 656.1 million (2020: DKK 0 million)and Lease liabilities amounting to DKK 139.5 million (2020: DKK 130.1 million). As discussed in note 25 borrowings bears a fixed interest rate.

Credit risk

Zealand is exposed to credit risk in respect of receivables, bank balances and bonds. The maximum credit risk corresponds to the carrying amount. Management believes that credit risk is limited, as the counter-parties to the trade receivables are large global pharmaceutical companies and wholesalers.

Cash and bonds are not deemed to be subject to credit risk, as the counterparties are banks with invest-ment-grade ratings (i.e. BBB- or higher from Standard & Poor’s).

Liquidity risk

The purpose of Zealand’s cash management is to ensure that the Group has sufficient and flexible finan-cial resources at its disposal at all times. Refer to Note 2.

Zealand’s short-term liquidity is managed and monitored by means of the Company’s quarterly budget revisions to balance the demand for liquidity and maximize the Company’s interest income by matching its free cash in fixed-rate, fixed-term bank deposits and bonds with its expected future cash burn.

Sensitivity analysis

The table shows the effect on profit/loss and equity of reasonably likely changes in the financial variables in the statement of financial position.

	2021		2020
DKK thousand	Fluctuation	Effect	Fluctuation	Effect
USD	+/-10%	20,675	+/-10%	58,124

The decline in currency exposure is primarily related to reduced net cash balance from borrowings de- nominated in USD.

Contractual maturity (liquidity risk)

A breakdown of the Group’s aggregate liquidity risk on financial assets and liabilities is given below.

The following table details the Group’s remaining contractual maturity for its financial liabilities with agreed repayment periods. The table has been prepared using the undiscounted cash flows for financial liabilities, based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows. To the extent that the specific timing of interest or principal flows is dependent on future events, the table has been prepared based on Management’s best estimate of such timing at the end of the reporting period. The contractual maturity is based on the earliest date on which the Group may be required to pay.

Note 30 - Financial risks (continued)

With the exception of leasing and borrowings, there are no interest cash-flows to be included in the table below for the existing financial liabilities as they are not interest-bearing financial liabilities.

DKK thousand	<12 months	1-5 Years	>5 Years	Total
Borrowings	50,954	252,042	736,410	1,039,406
Trade payables	64,558	0	0	64,558
Leasing	14,608	62,558	75,415	152,581
Other liabilities	173,134	0	18,426	191,560
Total financial liabilities at December 31, 2021	303,254	314,600	830,251	1,448,105
Trade payables	71,442	0	0	71,442
Leasing	14,072	53,039	76,354	146,465
Other liabilities	150,555	16,744	0	167,299
Total financial liabilities at December 31, 2020	236,069	69,783	76,354	382,209

All cash flows are non-discounted and include all liabilities under contracts but not contractual obliga- tions related to payments under agreements for development projects, including CROs, as disclosed in note 29, as their maturity dates are uncertain.

The expected future cash flows from borrowing repayments in USD are estimated based on USD Forward Libor rates as of 31 December 2021 and the Group’s revenue forecast and translated into DKK at the USD/DKK forward rates applicable as of 31 December 2021.

DKK thousand	2021	2020
Categories of financial instruments
Deposits	12,638	16,650
Trade receivables	73,025	46,484
Other receivables	15,802	9,942
Cash and cash equivalents	1,129,103	960,221
Financial assets at amortized costs	1,230,568	1,033,297
Marketable securities	299,042	297,345
Other investments	26,907	32,333
Financial assets measured at fair value through profit or loss	325,949	329,678
Borrowings	647,906	0
Lease liabilities	139,523	130,119
Trade payables	64,558	70,384
Other liabilities	191,560	167,299
Financial liabilities measured at amortized cost	1,043,547	367,802

The fair value of marketable securities is based on Level 1 in the fair value hierarchy.

The fair value of other investments is based on level 3 in the fair value hierarchy. Refer to note 16.

There were no transfers between levels 1,2 and 3 for recurring fair value measurement during the period ended December 31, 2021 or 2020.

The carrying amount of financial assets and financial liabilities approximated the fair value.

Note 30 - Financial risks (continued)

Capital Management

Zealand’s goal is to maintain a strong capital base to maintain investor, creditor and market confidence, and a continuous advancement of Zealand’s product pipeline and business in general. Zealand is primarily financed through capital increases,long-term borrowings and partnership collaboration income. The Group had, as of December 31, 2021, a cash position of DKK 1,129 million i.e. DKK 473 million in excess of the minimum cash position discussed below. As of 31 December 2020, the cash position was DKK 960.2 million. Refer to Note 2 Going concern uncertainties.

The cash position supports the advancement of our product pipeline and operations and the objective is to maintain a cash position which secures financing of development costs over the next 12 to 15 months,refer to Note 2. The adequacy of our available funds will depend on many factors, including progress in our research and development programs, the magnitude of those programs, our commitments to existing and new clinical collaborators, our ability to establish commercial and licensing arrangements, our capital expenditures, market developments, and any future acquisitions. Accordingly, we may require additional funds and may attempt to raise additional funds through equity or debt financings, collabora- tive agreements with partners, or from other sources. To strengthen the cash position, the Group entered into a USD 100 million Loan agreement with Oberland in December 2021. Under the loan agreement, the Group has to maintain a cash position of at least USD 100 million (DKK 656 million) until trailing 6 months net sales excluding sales from V-Go, Alexion Licensed Products and Sanofi Licensed Products exceeds USD 50 million. Refer to note 25 for discussion of the terms of the loan.

The Board of Directors monitors the share and capital structure to ensure that Zealand’s capital resources support the strategic goals. There was no change in the group’s approach to capital management pro- cedures in 2021 besides the issuance of borrowings as described in Note 25. Neither Zealand Pharma A/S nor any of its subsidiaries are subject to externally imposed capital requirements other than the liquidity covenant related to the borrowing agreement.